FINANCIAL INSTRUMENTS (Schedule of Non Derivative Financial Instrument One) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents | ₪			₪ 113,062		₪ 129,577	₪ 79,421	₪ 82,902
Financial assets at fair value through profit or loss | ₪			143,514		104,921
Non derivatives financial instruments | ₪			₪ 256,576		₪ 235,115
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents | $	[1]	$ 32,611		$ 37,374
Financial assets at fair value through profit or loss | $		41,394
Non derivatives financial instruments | $		$ 74,005

[1]	Convenience Translation into US Dollars.